Restatement - Schedule of Consolidated Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (48,242,575)	$ (13,064,820)	$ (12,649,751)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	44,682	16,153	61,178
Amortization of operating lease right-of-use asset	703,904
Loss of impairment on investments	2,959,443
Changes in fair value of warrant liabilities	238,137
Investment loss	12,767
Loss on disposal of property and equipment			43,541
Provision for doubtful accounts		321,100	1,129,993
Gain on settlement of amounts due to a related party		(62,008)
Financial expenses on PIPE	3,863,014
Gain on settlement of loans from a third party	(658,092)
Gain on settlement of payables associated with litigations	(1,053,395)
Individual income tax expenses of settlement of employee lawsuits	1,498,421
Share-based compensation	3,197,050
Changes in assets and liabilities:
Advance to supplier	(1,475,995)		30,234
Inventories	(1,670,193)
Prepaid expenses and other current assets	(11,412,275)	437,536	1,378,411
Amounts due from related parties
PIPE escrow account	(100,000,005)
Operating lease	(563,907)
Accounts payable	(2,456,329)	249,167	124,945
Accrued expenses and other current liabilities	(11,489,688)	6,022,652	9,226,781
Amounts due to related parties	(11,506,704)	570,540
Net cash used in operating activities	(178,011,740)	(6,106,873)	(662,972)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,207,225)
Proceeds on disposal of property and equipment			266,982
Purchases of intangible asset	(6,733)
Cash consideration for purchase of non-controlling interests		(21,703)
Loan to a related party	(1,489,853)
Collection of loan to related parties	5,840,626
Loan to a third party	(7,000,000)
Purchases of long-term investments	(2,972,210)
Net cash (used in)/provided by investing activities	(6,835,395)	(21,703)	266,982
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties, current	2,358,579	6,151,351
Loan proceeds from related parties, noncurrent	5,045,326
Proceeds from convertible debt	2,229,157
Repayments of convertible debt	(2,229,157)
Loan proceeds from third parties	272,413		217,259
Repayments of loan from a third party	(6,149,837)
Payments of offering cost	(15,076,006)
Proceeds from issuance of ordinary shares	2,717	30,799
Cash acquired on reverse recapitalization	8,794
Proceeds from PIPE	400,000,000
Proceeds from execution of warrants	6,747,660
Net cash provided by financing activities	393,209,646	6,182,150	217,259
Effect of exchange rate changes	3,586,665	609	1,876
Net increase in cash and cash equivalents	211,949,176	54,183	(176,855)
Cash and cash equivalents and restricted cash, at beginning of the period	60,497	6,314	183,169
Cash and cash equivalents and restricted cash, at end of the period	212,009,673	60,497	6,314
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Repayments of Magic loan by Mr. Nan Wu	3,337,792
Repayments of Magic loan by My Car	3,056,427
Expenses paid by the Company on behalf of related parties	6,082,991
Expenses paid by related parties on behalf of the Company	3,223,553
The claim on My Car transferred to Mr. Nan Wu	1,489,853
Settlement of Puluo Debts (Note 18)		168,661,251
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	84,218
As previously reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(41,250,886)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	44,682
Amortization of operating lease right-of-use asset	703,904
Loss of impairment on investments
Changes in fair value of warrant liabilities	238,137
Investment loss	12,767
Loss on disposal of property and equipment
Provision for doubtful accounts
Gain on settlement of amounts due to a related party
Financial expenses on PIPE
Gain on settlement of loans from a third party	(658,092)
Gain on settlement of payables associated with litigations	(1,053,395)
Individual income tax expenses of settlement of employee lawsuits	1,498,421
Share-based compensation	3,197,050
Changes in assets and liabilities:
Advance to supplier	(1,475,995)
Inventories	(1,670,193)
Prepaid expenses and other current assets	(11,412,275)
Amounts due from related parties
PIPE escrow account	(100,000,005)
Operating lease	(563,907)
Accounts payable	(2,456,329)
Accrued expenses and other current liabilities	(11,489,688)
Amounts due to related parties	(12,031,429)
Net cash used in operating activities	(178,367,233)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,207,225)
Proceeds on disposal of property and equipment
Purchases of intangible asset	(6,733)
Cash consideration for purchase of non-controlling interests
Loan to a related party	(1,489,853)
Collection of loan to related parties	5,840,626
Loan to a third party	(7,000,000)
Purchases of long-term investments	(2,972,210)
Net cash (used in)/provided by investing activities	(6,835,395)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties, current	2,893,667
Loan proceeds from related parties, noncurrent	5,045,326
Proceeds from convertible debt	2,229,157
Repayments of convertible debt	(2,229,157)
Loan proceeds from third parties	272,413
Repayments of loan from a third party	(6,149,837)
Payments of offering cost	(16,231,089)
Proceeds from issuance of ordinary shares	2,717
Cash acquired on reverse recapitalization	8,794
Proceeds from PIPE	400,000,000
Proceeds from execution of warrants	6,747,660
Net cash provided by financing activities	392,589,651
Effect of exchange rate changes	4,562,153
Net increase in cash and cash equivalents	211,949,176
Cash and cash equivalents and restricted cash, at beginning of the period	60,497
Cash and cash equivalents and restricted cash, at end of the period	212,009,673	60,497
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Repayments of Magic loan by Mr. Nan Wu	3,337,792
Repayments of Magic loan by My Car	3,056,427
Expenses paid by the Company on behalf of related parties	6,082,991
Expenses paid by related parties on behalf of the Company	3,223,553
The claim on My Car transferred to Mr. Nan Wu	1,489,853
Settlement of Puluo Debts (Note 18)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	84,218
Restatement adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(6,991,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization
Amortization of operating lease right-of-use asset
Loss of impairment on investments	2,959,443
Changes in fair value of warrant liabilities
Investment loss
Loss on disposal of property and equipment
Provision for doubtful accounts
Gain on settlement of amounts due to a related party
Financial expenses on PIPE	3,863,014
Gain on settlement of loans from a third party
Gain on settlement of payables associated with litigations
Individual income tax expenses of settlement of employee lawsuits
Share-based compensation
Changes in assets and liabilities:
Advance to supplier
Inventories
Prepaid expenses and other current assets
Amounts due from related parties
PIPE escrow account
Operating lease
Accounts payable
Accrued expenses and other current liabilities
Amounts due to related parties	524,725
Net cash used in operating activities	(6,466,964)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment
Proceeds on disposal of property and equipment
Purchases of intangible asset
Cash consideration for purchase of non-controlling interests
Loan to a related party
Collection of loan to related parties
Loan to a third party
Purchases of long-term investments
Net cash (used in)/provided by investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties, current	(535,088)
Loan proceeds from related parties, noncurrent
Proceeds from convertible debt
Repayments of convertible debt
Loan proceeds from third parties
Repayments of loan from a third party
Payments of offering cost	1,155,083
Proceeds from issuance of ordinary shares
Cash acquired on reverse recapitalization
Proceeds from PIPE
Proceeds from execution of warrants
Net cash provided by financing activities	619,995
Effect of exchange rate changes	(975,488)
Net increase in cash and cash equivalents
Cash and cash equivalents and restricted cash, at beginning of the period
Cash and cash equivalents and restricted cash, at end of the period
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Repayments of Magic loan by Mr. Nan Wu
Repayments of Magic loan by My Car
Expenses paid by the Company on behalf of related parties
Expenses paid by related parties on behalf of the Company
The claim on My Car transferred to Mr. Nan Wu
Settlement of Puluo Debts (Note 18)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid